PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-       PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2013

Cost:

Computer, peripheral equipment and software	$48,182	$55,914
Office furniture and equipment	4,619	6,094
Leasehold improvements	2,494	2,601

	55,295	64,609
Accumulated depreciation:

Computer, peripheral equipment and software	37,333	41,905
Office furniture and equipment	2,857	3,424
Leasehold improvements	1,516	1,757

	41,706	47,086

Property and equipment, net	$13,589	$17,523

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were $ 6,451,  $ 6,832 and $ 5,004, respectively.

During 2012 and 2013 the Company recorded a reduction of $ 815 and $ 0, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.